PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Additional Information (Details)								12 Months Ended
	Jun. 23, 2023 ARS ($)	Jun. 23, 2023 $ / shares	Jun. 06, 2023 ARS ($) $ / shares	May 02, 2023 ARS ($)	Dec. 27, 2022 ARS ($)	Jul. 01, 2022 ARS ($)	Apr. 14, 2022 ARS ($)	Dec. 31, 2024 ARS ($) $ / shares shares	Dec. 31, 2023 ARS ($) shares	Dec. 31, 2022 ARS ($) shares	Jan. 31, 2023 shares	Jan. 31, 2022 shares
Related party transactions [abstract]
Distribution of dividends	$ 61,656,058,000		$ 25,590,778,098	$ 105,855,278,000	$ 23,734,641,000	$ 93,040,509,000	$ 55,268,424,000
Dividends recognised to distributions for each share as outstanding face value | (per share)		$ 105.669	$ 43.858641084
Par value per share | $ / shares			$ 0.10					$ 0.10
Key management fees								$ 3,608,264,000	$ 4,728,226,000
Key management personnel compensation, other long-term employee benefits								$ 767,896,000	$ 1,518,260,000
Shares distributed (in shares) | shares								65,624	17,473	10,069	17,473	10,069
Expense recognised during period for bad or doubtful debts for related party transactions								$ 0	$ 0	$ 0